Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2018 and 2019 are as follows:

March 31, 2018

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥83,940	2.0%
Short-term debt outside Japan, mainly from banks	167,920	3.1
Commercial paper in Japan	51,597	0.0
Commercial paper outside Japan	3,297	3.5

	¥306,754	2.3

March 31, 2019

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥121,870	1.9%
Short-term debt outside Japan, mainly from banks	146,618	3.7
Commercial paper in Japan	38,598	0.0
Commercial paper outside Japan	2,463	3.3

	¥309,549	2.5

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2018 and 2019 are as follows:

March 31, 2018

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2019~2035	¥497,392	1.3%
Floating rate	2019~2077	1,660,225	1.4
Insurance companies and others:
Fixed rate	2020~2035	329,841	0.9
Floating rate	2019~2077	316,899	1.0
Unsecured bonds	2021~2027	756,865	1.6
Unsecured notes under medium-term note program	2021~2024	183,224	3.1
Payables under securitized lease receivables	2021~2023	53,017	0.3
Payables under securitized loan receivables and investment in securities	2024~2039	29,041	3.1

		¥3,826,504	1.4

March 31, 2019

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2020~2037	¥496,431	1.2%
Floating rate	2020~2077	1,895,176	1.8
Insurance companies and others:
Fixed rate	2020~2037	348,103	0.8
Floating rate	2023~2077	271,170	0.7
Unsecured bonds	2023~2029	807,460	1.8
Unsecured notes under medium-term note program	2021~2027	190,082	3.1
Payables under securitized lease receivables	2021~2023	20,151	0.3
Payables under securitized loan receivables and investment in securities	2022~2039	157,649	2.4

		¥4,186,222	1.7

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2019 is as follows:

Years ending March 31,	Millions of yen
2020	¥582,711
2021	590,099
2022	501,554
2023	512,561
2024	476,780
Thereafter	1,522,517

Total	¥4,186,222

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 13 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2019:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥109,210
Investment in securities	160,408
Property under facility operations	31,264
Other assets and other	28,895

¥329,777